Other Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities, current
Accrued compensation	$ 2,106	$ 1,560	$ 1,590
Salary continuation payments	1,533	1,215
Restricted stock units	837	913
Deferred payroll tax liability	471	436	2,349
Accrued directors fees	33	33
Total	4,980	4,157	3,939
Other liabilities, non-current
Salary continuation payments	904	1,145	0
Deferred payroll tax liability	471	505	0
Total	$ 1,375	$ 1,650	$ 0
Payroll tax deferred, due year one	50.00%
Payroll tax deferred, due year two	50.00%
Minimum
Other liabilities, non-current
Agreement period for postemployment benefits	12 months	12 months
Maximum
Other liabilities, non-current
Agreement period for postemployment benefits	24 months	24 months